Loan Receivable - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 19, 2012	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Term loan facility	$ 1,000
Estimated future cash flow projections, effective interest rate		18.00%
On first 10 million gross revenue [Member]
Accounts Notes And Loans Receivable [Line Items]
Gross revenue realized by borrower from patents acquired utilizing the term loan facility, company's entitlement percentage		15.00%
On all gross revenue over first 10 million [Member]
Accounts Notes And Loans Receivable [Line Items]
Gross revenue realized by borrower from patents acquired utilizing the term loan facility, company's entitlement percentage		10.00%
Term Loan [Member]
Accounts Notes And Loans Receivable [Line Items]
Percentage of interest on Term loan facility	15.00%	15.00%	15.00%
Term loan maturity date	Oct. 18, 2017